UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

The Private Shares Fund
(Exact name of registrant as specified in charter)

100 Wall Street, 20th Floor

New York, NY 10005
(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copy to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record

This Form N-PX is filed by The Private Shares Fund. During the reporting period ended June 30, 2021 the Fund has no proxy voting record to report in this filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Private Shares Fund

By (Signature and Title):	/s/ Kevin Moss
Kevin Moss, President, The Private Shares Fund

Date:	7/29/2021